Acquisitions	12 Months Ended
Sep. 30, 2011
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
3.	Acquisitions

WorksMedia Limited

After close of business on March 10, 2009, the Company completed its acquisition of WorksMedia Limited (“WorksMedia”), a private company incorporated in England and Wales and a provider of photo kiosk and desktop photography software.

The acquisition of WorksMedia provided the Company with additional software technology and key personnel in addition to an established customer base across a wide geographic area.

In consideration for the shares of WorksMedia, the Company paid the vendors the Sterling equivalent of $2.1 million based upon the exchange rate published by the Bank of England on February 25, 2009, in 13 equal monthly installments (the “Cash Payment”(s)), with the first installment having been paid on closing and issue 750,000 common shares of the Company.  All of these common shares issued as part of the acquisition have been placed in escrow and will be released in three (3) equal installments of 250,000 common shares on March 10, 2010, 2011 and 2012 pursuant to an escrow agreement among the Company, the vendors and the Company’s counsel (the “Escrow Agreement”).  The shares will be released to the previous shareholders’ of WorksMedia in direct proportion to their shareholding in that company immediately prior to the acquisition taking place. However, as part of the share purchase agreement entered into between the Company and the vendors, in order to receive their portion of the share consideration, three of the vendors (the “Principal Vendors”), who collectively controlled 71.40% of WorksMedia prior to acquisition, will be required to remain in the employment of the Company post-acquisition.  Should any of these vendors choose to terminate their employment with the Company prior to the release of the shares from escrow, they will immediately forfeit their right to their proportion of the shares and those shares will then be returned to the Company and cancelled.

Of the 750,000 common shares issued as part of the acquisition, 214,500 (28.6%) have been included as part of the purchase consideration while the remaining 535,500 (71.4%) which will only be released from escrow upon the continued employment of the Principal Vendors will be treated as compensation expense of those vendors and will be expensed to the statements of earnings (loss) over the three year period ending March 10, 2012 at an approximate amount of $72,000 per quarter. During the year ended September 30, 2011, $299,102 (2010: $290,952; 2009: $169,722) was recorded as compensation expense.

The 214,500 common shares issued were assigned a fair value of $1.40 per share using the average closing price of the Company’s common shares over a five day period both before and after February 25, 2009, the announcement date of the acquisition, and after taking into consideration the Escrow Agreement in place that restricts the issuance over a three year period and the liquidity risks associated with the number of shares issued.

The 535,500 common shares issued which will be released from escrow subject to the continuing employment of the Principal Vendors have been valued using the market value at the date of the grant of $1.63.

Share issuance costs of $7,813 have been recorded against the issuance of the 750,000 common shares.

If the Company fails to make a Cash Payment, the vendors will have the right to the return of the WorksMedia business, and will retain all Cash Payments made and PNI Digital Media shares issued to the vendors in connection with the acquisition.  The Cash Payments are secured by a debenture over all of the assets of WorksMedia in favour of the vendors.  As additional security for the balance of the cash portion of the consideration, all of the shares of WorksMedia have been placed in escrow with the vendors’ solicitor pursuant to a business escrow agreement among the Company, the vendors and the vendor’s solicitor (the “Business Escrow Agreement”).  The shares of WorksMedia will remain in escrow with the vendor’s Solicitor until all of the Cash Payments have been made, at which point the WorksMedia shares will be released from escrow to the Company.  The vendors will be entitled to retain all Cash Payments made and shares issued to them before the WorksMedia shares are released to them under the Business Escrow Agreement.

In addition, as further consideration for the acquisition, the share purchase agreement provides for the issuance of up to an additional 900,000 common shares of the Company to the vendors over a period of three years from closing (the “Contingent Consideration”).  The amount of Contingent Consideration to be issued is based on specific pre-determined annual performance targets.  Any contingent consideration earned by the Principal Vendors in accordance with this share purchase agreement is subject to their continued employment with the Company post acquisition. No common shares were issued upon the passing of the first and second anniversary of the acquisition of WorksMedia as the pre-determined annual performance target was not met.

Transaction costs of $221,443 were directly incurred with respect to the acquisition and have been included as part of the purchase price.

The purchase price allocation summarizing the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition is as follows:

Purchase consideration
Paid in cash	161,538
Loan payable	1,848,552
		$2,010,090
Purchase consideration – shares issued		299,877
Transaction costs		221,443
		2,531,410

Assets acquired and liabilities assumed
Cash and cash equivalents		208,597
Other current assets		451,093
Property and equipment		44,048
Intangible assets – Customer contracts		1,734,000
Intangible assets – acquired software		841,000
Goodwill		638,225
Current liabilities		(651,589)
Future income tax liability		(733,964)

		$2,531,410

Subsequent to the acquisition, the future income tax liability was offset against the future income tax asset arising from the utilization of losses in Pixology (notes 7 and 8).

Intangible assets acquired are being amortized over a three year period, commencing March 2009.

None of the goodwill arising on the acquisition of WorksMedia is deductible for tax purposes.